Vessels (Tables)	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Summary of vessels, net

		Accumulated
	Vessel Cost	Depreciation	Net Book Value

- Vessels contributed by DSI	$46,040	—	$46,040
- Additions and improvements	42	—	42
- Depreciation for the period	—	(354)	(354)
Balance, December 31, 2021	$46,082	$(354)	$45,728

OceanPal Inc. Predecessor
Summary of vessels, net

The amounts reflected in Vessels, net in the accompanying combined carve-out balance sheet as of December 31, 2020 are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2019	$38,600,196	$(13,139,306)	$25,460,890
- Additions for improvements	1,474,965	—	1,474,965
- Vessel fair value adjustment	200,500	—	200,500
- Vessel transferred from held for sale	7,129,500	—	7,129,500
- Depreciation for the period	—	(2,016,556)	(2,016,556)
Balance, December 31, 2020	$47,405,161	$(15,155,862)	$32,249,299